UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21259

GMAM Absolute Return Strategies Fund, LLC

(Exact name of registrant as specified in charter)

767 Fifth Avenue, 15th Floor

New York, NY 10153

(Address of principal executive offices) (Zip code)

David Hartman, Esq.

General Motors Investment Management Corporation

767 Fifth Avenue, 15th Floor

New York, NY 10153

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 418-6307

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (UNAUDITED)

	Initial Acquisition Date	Cost	Number of Shares	Percentage of Members’ Capital	Fair Value	Expiration Date of Lock-Up Period*** (1)	Liquidity***
Investments in Investment Funds # ^ - 99.22%

Credit - 29.56%
Avenue Europe International, Ltd., Class L5, Series 0210L	Aug-05	$4,898,339	498	0.08%	$3,572,339	(2)	(2)
Avenue Europe Opportunities Master Fund, L.P.	May-10	12,440,112	*	0.31%	13,498,075	N/A	Semi-Annually
Avenue Europe Opportunities Master Fund, L.P., Class S **	May-10	4,709,422	*	0.08%	3,382,165	(2)	(2)
Bayview Opportunity Offshore IIa, L.P.	Jan-10	121,236,073	*	3.19%	138,324,932	Dec-14	Quarterly
Bayview Opportunity Offshore, L.P.	Mar-08	22,480,222	*	0.76%	32,857,299	N/A	Quarterly
Cerberus International II, Ltd., Class A Series 57-1	Jul-10	44,462,492	42,352	1.18%	51,120,408	N/A	Semi-Annually
Cerberus International Ltd. - Class A	Dec-01	42,083,646	109	1.80%	77,982,721	(2)	(2)
Cerberus International SPV, Ltd. - Class I	Jun-10	20,127,833	27,824	0.82%	35,801,824	(2)	(2)
Gracie International Credit Opportunities Fund, Ltd., Class D Series 1	Jan-06	83,214,169	59,695	2.88%	125,000,000	N/A	Monthly
Greywolf Capital Overseas Fund, Class A - Series OVR_OV038	Dec-04	21,902,585	17,490	1.06%	45,790,043	N/A	Quarterly
Greywolf Capital Overseas Fund, Class S **	Dec-05	7,539,600	7,460	0.13%	5,635,815	(2)	(2)
King Street Capital, L.P.	Jun-02	83,440,584	*	3.59%	155,992,199	N/A	Quarterly
King Street Capital, L.P., Special Investment **	Jan-06	10,593,201	*	0.32%	14,026,424	(2)	(2)
MKP Credit Offshore, Ltd., Non Voting III - Series A	Sep-09	176,230,190	166,803	4.54%	196,828,823	N/A	Quarterly
Regiment Capital Ltd., Class M, Series 1	Feb-06	53,174,792	479,880	1.67%	72,569,231	N/A	Annually
Silver Point Capital Offshore Fund, Ltd., Class D **	Dec-07	4,507,559	628	0.15%	6,411,019	(2)	(2)
Silver Point Capital Offshore Fund, Ltd., Class H Series 242	Nov-07	82,748,751	8,379	2.80%	121,454,429	N/A	Annually
Stone Lion Fund Ltd., Class K Series 1	Jan-11	127,294,459	127,294	3.04%	132,127,830	Dec-12	Quarterly
Stone Lion Fund Ltd., Class K Series 2	Apr-11	5,000,000	5,000	0.11%	4,867,400	Dec-12	Quarterly
STYX International Fund, Ltd. - Class A, Series 1	Apr-02	35,062,645	12,325	1.05%	45,620,968	(2)	(2)

					1,282,863,944

Event Driven - 9.00%
Canyon Value Realization Fund (Cayman), Ltd., Class A DI-R Series Initial 170 **	Nov-08	1,469,477	1,469	0.05%	2,230,333	(2)	(2)
Castlerigg Offshore III Ltd. Non Voting	Jan-09	872,358	117	0.02%	733,045	(2)	(2)
Empyrean Capital Overseas Fund, Ltd., Class A Series 1	Aug-04	11,087,684	10,845	0.44%	19,255,254	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class A Series 5	Sep-10	11,000,000	11,000	0.26%	11,104,830	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class A Series 6 10	Nov-10	8,000,000	8,000	0.18%	7,874,560	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class H Series 3	Jul-07	27,059,719	31,737	0.95%	41,107,647	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class H Series 4	Jul-07	7,949,900	9,324	0.28%	12,077,053	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class H Series 5	Jul-07	22,947,630	26,914	0.80%	34,860,517	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Class J Series Benchmark	Nov-10	46,500,000	43,342	1.06%	45,947,921	N/A	Quarterly
Empyrean Capital Overseas Fund, Ltd., Special Investment **	Nov-06	9,758,129	9,905	0.12%	5,134,293	(2)	(2)
OZ Asia Overseas Fund, Ltd., Class C Prime **	May-06	13,750,740	13,301	0.27%	11,955,521	(2)	(2)
Senator Global Opportunity Offshore Fund Ltd Class H1 Series 137	Oct-10	110,330,481	118,592	2.85%	123,597,822	N/A	Quarterly
Senator Global Opportunity Offshore Fund Ltd Class H1 Series 30	Feb-12	3,665,789	3,666	0.08%	3,666,422	N/A	Quarterly
Senator Sidecar Offshore Fund LP	Oct-10	24,581,007	*	0.65%	28,056,335	(2)	(2)
Senrigan Fund Limited, Series B Unrestricted - October 2011	Oct-11	50,000,000	50,000	0.99%	43,035,107	N/A	Quarterly

					390,636,660

Long/Short Equity - 29.40%
Aleutian Fund, Ltd., Class A Unrestricted Series 2	Jan-11	149,084,341	149,084	3.17%	137,467,078	N/A	Monthly
Artis Partners 2X Ltd., Class A Series 1	Aug-04	22,979,956	110,877	0.55%	23,984,732	N/A	Monthly
Artis Partners 2X Ltd., Class A Series 2	Oct-10	8,932,698	84,524	0.11%	4,725,918	N/A	Monthly
Artis Partners 2X Ltd., Class K Series 1-1	Nov-11	6,484,019	64,840	0.09%	3,728,306	(2)	(2)
Artis Partners Ltd., Class A Series 1	Jan-04	4,711,662	38,115	0.17%	7,361,202	N/A	Monthly
Artis Partners Ltd., Class K Series 1-1	Nov-11	1,754,064	10,258	0.01%	592,680	(2)	(2)
Artis Partners Ltd., Class K Series 2-1	Nov-11	551,797	5,518	0.01%	315,632	(2)	(2)
Artis Partners Ltd., Class K Series 2-11	Jan-12	1,271,538	12,715	0.03%	1,104,878	(2)	(2)
Artis Partners Ltd., Class K Series 2-29	Mar-12	205,023	2,050	0.00%	209,387	(2)	(2)
Artis Partners Ltd., Class K Series 2-37	Jun-12	207,594	710	0.00%	70,056	(2)	(2)
Black Bear Offshore Liquidating Fund SPC September 30, 2009	Oct-09	650,002	650	0.05%	2,064,865	(2)	(2)
FrontPoint Offshore Healthcare Flagship Enhanced Fund, L.P.	Apr-09	115,474	*	0.00%	144,548	(2)	(2)
FrontPoint Offshore Healthcare Flagship Fund, L.P.	May-05	166,092	*	0.00%	179,412	(2)	(2)
HealthCor Offshore, Ltd., Class A Series 1	Jul-07	98,110,732	67,108	2.83%	122,609,228	N/A	Monthly
HealthCor Offshore, Ltd., Class A Series 10 (10)	Oct-10	25,000,000	25,000	0.56%	24,465,858	Dec-12	Monthly
HealthCor Offshore, Ltd., Class A Series 3 (10)	Mar-10	15,000,000	15,000	0.34%	14,899,148	N/A	Monthly
Lansdowne Developed Markets Fund Limited, USD Shares	Feb-07	75,428,937	273,551	2.30%	99,895,825	N/A	Monthly
Meditor European Hedge Fund (B) Limited - Unrestricted	Dec-09	85,622,318	155,014	2.04%	88,449,727	N/A	Monthly
Pennant Windward Fund, Ltd., Class A Series 1	Jul-09	107,012,437	53,202	3.07%	133,335,519	N/A	Quarterly
Pennant Windward Fund, Ltd., Class A Series 2	Jan-12	16,000,000	16,000	0.41%	17,576,384	Mar-13	Quarterly
Pennant Windward Fund, Ltd., Class A Series 4	Apr-12	10,000,000	10,000	0.24%	10,264,930	Jun-13	Quarterly
Samlyn Offshore, Ltd., Class A1 Series 51	Oct-07	85,285,626	61,636	2.38%	103,121,804	N/A	Semi-Annually
Scout Capital Fund, Ltd., Class A-Series 1	Dec-01	46,394,230	303,972	2.19%	94,919,369	N/A	Quarterly
TPG-Axon Partners (Offshore), Ltd., Class J Series 52	Dec-07	122,912,269	105,756	2.56%	111,272,304	N/A	Quarterly
TPG-Axon Partners (Offshore), Ltd., Class S **	Dec-08	6,554,795	6,372	0.23%	10,026,082	(2)	(2)
Viking Global Equities III Ltd., Class H Series 14E	Feb-12	15,000,000	15,000	0.36%	15,784,360	N/A	Monthly

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (UNAUDITED) (continued)

	Initial Acquisition Date	Cost	Number of Shares	Percentage of Members’ Capital	Fair Value	Expiration Date of Lock-Up Period*** (1)	Liquidity***
Investments in Investment Funds # ^ - 99.22% (continued)

Viking Global Equities III Ltd., Class H Series 1E	Feb-09	$142,501,873	92,624	4.27%	$185,296,384	N/A	Monthly
Zaxis Offshore Limited, Class C Series 1 - Non Restricted	Nov-01	37,634,532	22,069	1.09%	47,149,826	N/A	Monthly
Zaxis Offshore Limited, Class C Series 91 - Non Restricted	Oct-11	15,000,000	15,000	0.34%	14,746,429	N/A	Monthly

					1,275,761,871

Multi-Strategy - 9.13%
Hutchin Hill Capital Offshore Fund, Ltd., Class C - Series 0411 - Non Restricted	Apr-11	42,679,344	42,679	0.94%	40,911,195	Sep-13	Quarterly
Hutchin Hill Capital Offshore Fund, Ltd., Class C - Series INIT - Non Restricted	Mar-11	100,000,000	100,000	2.20%	95,204,166	Sep-13	Quarterly
O’Connor Global Multi-Strategy Alpha Limited, Class M Series 1	Oct-01	45,181,688	44,389	2.05%	88,852,277	N/A	Quarterly
Shepherd Investments International, Ltd., Class AA Series BF	Jan-02	76,626,872	108,175	2.66%	115,472,696	N/A	Quarterly
Shepherd Investments International, Ltd., Class MQ Series M4F	Mar-10	37,500,000	37,138	0.99%	42,996,473	N/A	Quarterly
Shepherd Investments International, Ltd., Class S **	Feb-06	20,474,730	513,594	0.29%	12,623,064	(2)	(2)

					396,059,871

Relative Value - 8.17%
AQR Global Stock Selection HV Master Account, Ltd., Class C Series INITIAL	Nov-10	25,000,000	250	0.70%	30,315,376	N/A	Quarterly
AQR Global Stock Selection HV Master Account, Ltd., Class C Series INITIAL 1	Nov-06	6,044,883	43	0.12%	5,196,395	N/A	Quarterly
AQR Global Stock Selection HV Master Account, Ltd., Class C Series INITIAL 11	May-11	6,606,387	64	0.18%	7,738,604	N/A	Quarterly
Aristeia International Limited, Class A Voting USD, Series AV Benchmark	Mar-03	36,808,949	60,965	1.54%	66,703,015	N/A	Quarterly
Renaissance Institutional Diversified Alpha Fund LLC (Series A)	Apr-12	66,431,143	*	1.49%	64,725,335	N/A	Quarterly
Two Sigma Eclipse Cayman Fund, Ltd., Class A1 Series Benchmark	Feb-10	8,762,700	3,742	0.27%	11,935,254	N/A	Quarterly
Two Sigma Spectrum Cayman Fund, Ltd., Class A1 Series Benchmark	Nov-09	130,799,069	82,589	3.87%	167,951,547	N/A	Quarterly

					354,565,526

Trading - 13.96%
Brevan Howard Fund Limited - Class B US	Aug-09	162,765,848	859,345	4.17%	180,869,121	N/A	Monthly
Bridgewater Pure Alpha Fund II, Ltd., Series: 1000-321	Mar-12	120,387,380	120,387	2.68%	116,332,460	N/A	Monthly
Comac Global Macro Fund Limited - Dollar Share Non-Voting	Dec-09	103,623,397	1,011,999	2.36%	102,441,641	N/A	Monthly
Edgestream Nias Fund, Ltd., Class A Series 1 (January 2011)	Feb-09	69,949,755	73,679	1.62%	70,176,075	N/A	Quarterly
Kepos Alpha Fund Ltd., Class F-R Series 18	Jan-12	65,000,000	63,905	1.58%	68,468,459	N/A	Quarterly
Two Sigma Compass Cayman Fund, Ltd., Class A1 Series 2	Jan-10	50,000,000	50,572	1.55%	67,242,791	N/A	Monthly

					605,530,547

Total Investments in Investment Funds # ^ - 99.22%		3,587,333,742			4,305,418,419

Investment in Time Deposit - 10.64%

JPMorgan Chase Nassau Time Deposit		461,679,493			461,679,493

Total Investments - 109.86%		$4,049,013,235			4,767,097,912

OTHER LIABILITIES IN EXCESS OF ASSETS - (9.86)%					(427,861,557)

MEMBERS’ CAPITAL - 100.00%					$4,339,236,355

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (UNAUDITED) (continued)

Investment Strategy as a percentage of Members’ Capital

Strategy Allocation	Percentage of Members’ Capital
Credit	29.56%
Event Driven	9.00%
Long/Short Equity	29.40%
Multi-Strategy	9.13%
Relative Value	8.17%
Trading	13.96%

Total Investments in Investment Funds	99.22%

#	Non-income producing securities.
^	Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and fair value of restricted securities as of June 30, 2012 was $3,587,333,742 and $4,305,418,419, respectively.
*	Security is a partnership that does not issue shares.
**	Denotes investments in side pockets, which may include multiple investments aggregated under the same Investment Fund.
***	Investing in GMAM Absolute Return Strategy Fund I (“Fund I”) involves certain risks, including the risk that the entire amount invested may be lost. Investments in Investment Funds may be restricted from redemptions or subject to fees for redemptions as part of contractual obligations agreed to by General Motors Investment Management Corporation (the “Advisor”) on behalf of Fund I. Investment Funds generally require the Advisor to provide advanced notice of its intent to redeem Fund I’s total or partial interest and may delay or deny satisfying a redemption request depending on the Investment Fund’s governing agreements. Additionally, liquidity in Investment Funds may be limited due to a “gate” that may be imposed by the Investment Fund. Gates are imposed to prevent disorderly withdrawals from the Investment Funds, and may limit the amount of capital allowed to be redeemed on any respective liquidity date. Investment Funds typically exercise gates when redemption requests exceed a specified percentage of the overall Investment Funds’ net assets or in the case of an investor level gate, when a redemption request exceeds a specified percentage of the investor’s investment. Some of the Investment Funds may acquire assets or securities which lack readily assessable market values, are less liquid or should be held until the resolution of a special event or circumstance. Some of these investments are held in so-called “side pockets”, sub-funds within the Investment Funds, or special purpose vehicles, which are liquidated separately, potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Were Fund I to seek to liquidate its investment in an Investment Fund which maintains these investments in side pocket arrangements, or which holds substantially all of its assets in illiquid securities, Fund I may not be able to fully liquidate its investment promptly.
(1)	Investments in Investment Funds may be composed of multiple tranches. The Expiration Date of Lock-Up Period relates to the earliest date after June 30, 2012 that redemption from a tranche is possible. Other tranches may have an initial available redemption date that is subsequent to the Expiration Date of Lock-Up Period. Redemptions from Investment Funds may be subject to fees.
(2)	These investments are not redeemable until a realization or liquidity event occurs for the underlying investments as determined by the respective Investment Fund. Total fair value of these investments as of June 30, 2012 was $271,601,712, which includes $71,424,716 of side pocket investments.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO THE SCHEDULE OF INVESTMENTS

June 30, 2012 (UNAUDITED)

Investment Valuation - Investments in Investment Funds – Pursuant to the provisions of Accounting Standards Codification Topic 820 (“ASC 820”), Fair Value Measurement Disclosures, for investments in investment companies, GMAM Absolute Return Strategy Fund I, a series of GMAM Absolute Return Strategies Fund, LLC (“Fund I”) values its investments in Investment Funds at fair value based on the net asset values (“NAV”) per share or its equivalent of the respective Investment Funds, which is provided by the selected investment managers (the “Portfolio Managers”) or the investment funds that they manage (“Investment Funds”). General Motors Investment Management Corporation (the “Advisor”) generally conducts annual reviews of the valuation methodology used by Portfolio Managers or Investment Funds to ascertain that they utilize readily available market values and otherwise follow fair value procedures that the Advisor reasonably believes are consistent with those set forth in the Advisor’s own valuation policies and procedures.

Where estimates are used in determining the NAV, there may be a material difference from the values that would exist in a ready market due to the inherent subjectivity of these estimates. The valuations provided by the Portfolio Managers or the Investment Funds have been determined pursuant to the valuation policies of the respective Portfolio Manager or Investment Funds’ management and cannot be corroborated by either the Advisor or the Board of Managers with available market prices. In accordance with these procedures, fair value as of each month-end ordinarily is the NAV determined as of such month-end for each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of Fund I’s valuation. As a general matter, the fair value of Fund I’s interest in an Investment Fund represents the amount that Fund I could reasonably expect to receive from an Investment Fund if Fund I’s interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that Fund I believes to be reliable.

If the Advisor determines that the most recent value reported by the Portfolio Manager or Investment Fund does not represent fair value or if the Portfolio Manager or the Investment Fund fails to report a value to Fund I, a fair value determination is made under procedures established by and under the general supervision of the Board of Managers. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reliably be determined until the individual investments are actually liquidated. As of June 30, 2012, there were no investments that were fair valued by the Board of Managers. If certain investments are considered probable of being sold at the measurement date, Fund I will value its interests in the particular Investment Funds at the expected sales price, which may differ from its NAV.

In accordance with ASC 820, Fund I discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that Fund I would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. The guidance establishes a three-tier hierarchy to distinguish between inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO THE SCHEDULE OF INVESTMENTS

June 30, 2012 (UNAUDITED) (continued)

obtained from sources independent of the reporting entity (observable inputs) and inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of Fund I’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs

•	Level 3 - significant unobservable inputs (including Fund I’s assumptions in determining the fair value of Investment Funds)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Classification of an investment that is measured at NAV per share (or its equivalent) within the fair value hierarchy requires judgment and consideration. Based upon the guidance outlined in Accounting Standards Update (“ASU”) No. 2009-12, Fair Value Measurements and Disclosures - Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), the following factors were considered in determining the classification of Fund I’s investments:

1.	Investments which allow for a full redemption on at least a quarterly basis and which, where applicable, may be subject to redemption fees of no greater than 0.10% of Fund I’s NAV, and/or represent less than 50% of any underlying fund-level gate threshold, are generally classified as Level 2 in the fair value hierarchy. All other investments in alternative Investment Funds are classified as Level 3 in the fair value hierarchy.

2.	Other factors impacting liquidity considerations may include, but are not limited to, an evaluation of current market conditions, knowledge of the Investment Fund manager’s operations and processes, and an analysis of Investment Fund activity with respect to investor initiated subscriptions and redemptions (as represented and communicated by the Portfolio Manager).

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO THE SCHEDULE OF INVESTMENTS

June 30, 2012 (UNAUDITED) (continued)

The following table summarizes the fair value hierarchy of Fund I’s investments carried at fair value as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total Fair Value as of June 30, 2012
Investments in Investment Funds
Credit	$—	$—	$1,282,863,944	$1,282,863,944
Event Driven	—	38,234,644	352,402,016	390,636,660
Long/Short Equity	—	652,035,625	623,726,246	1,275,761,871
Multi-Strategy	—	88,852,277	307,207,594	396,059,871
Relative Value	—	186,613,979	167,951,547	354,565,526
Trading	—	424,661,426	180,869,121	605,530,547

Total Investments in Investment Funds	—	1,390,397,951	2,915,020,468	4,305,418,419

Investment in Time Deposit	—	461,679,493	—	461,679,493

Total Investments	$—	$1,852,077,444	$2,915,020,468	$4,767,097,912

The following table is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of March 31, 2012	Transfers in	Transfers out	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Purchases	Redemptions	Balance as of June 30, 2012
Credit	$1,421,926,603	$232,109,141	$—	$106,464,204	$(96,273,041)	$—	$(381,362,963)	$1,282,863,944
Event Driven	401,187,218	—	—	1,950,288	(13,732,858)	—	(37,002,632)	352,402,016
Long/Short Equity	1,111,914,520	—	(212,503,050)	41,317,820	(49,776,328)	10,000,000	(277,226,716)	623,726,246
Multi-Strategy	307,981,465	—	—	—	(773,871)	—	—	307,207,594
Relative Value	426,910,621	—	(152,934,519)	24,768,760	(18,823,624)	—	(111,969,691)	167,951,547
Trading	225,580,594	—	—	3,503,166	(13,214,639)	—	(35,000,000)	180,869,121

Total	$3,895,501,021	$232,109,141	$(365,437,569)	$178,004,238	$(192,594,361)	$10,000,000	$(842,562,002)	$2,915,020,468

Net change in unrealized appreciation (depreciation) on Level 3 assets held as of June 30, 2012 is $(12,977,400).

Fund I recognizes transfers into and out of the levels indicated above at the beginning of the reporting period. There were no transfers between Level 1 and 2 during the period. The transfer into Level 3 noted in the reconciliation table above resulted from an underlying Investment Fund’s potential redemption fee being greater than 0.10% of Fund I’s NAV, should Fund I decide to redeem its interest in such an underlying Investment Fund. The transfers out of Level 3 noted in the reconciliation table above are due to two underlying Investment Funds representing less than 50% of an underlying fund-level gate threshold during the current quarter end. Typical reasons for changes in leveling include an underlying fund instituting or removing a gate. In addition, Fund I may add to or reduce an investment which could impact the liquidity of the investment, and therefore change the classification of the investment based upon Fund I’s leveling criteria.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO THE SCHEDULE OF INVESTMENTS

June 30, 2012 (UNAUDITED) (continued)

The following is a summary of the investment strategies and redemption notice periods of the investments in Investment Funds held in Fund I as of June 30, 2012, by strategy. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. Unless otherwise noted below, Fund I had no unfunded capital commitments, as of June 30, 2012.

Portfolio Managers implementing credit strategies strive to profit from mispricings of a variety of credit and credit related instruments. Portfolio Managers may conduct distressed and special situations investing, relative value credit strategies, and long biased/opportunistic credit investing. Credit portfolios may hold a variety of credit instruments including corporate bonds, bank debt, convertible bonds, government securities, asset backed securities, mortgages, and credit default swaps. Credit strategies may include portfolio hedges consisting of equity, index hedges, credit default swaps, and other credit and non-credit instruments. The Investment Funds within this strategy generally have redemption notice periods of 60 to 180 days. Fund I has an unfunded capital commitment of $14.0 million as of June 30, 2012.

Portfolio Managers using event-driven strategies seek to profit from opportunities created by significant transactional events such as spin-offs, mergers and acquisitions, bankruptcy reorganizations, recapitalizations, and share buybacks. In addition, positions may be taken in related securities of different companies or in different securities of the same issuer for the purpose of arbitraging price differences. The Investment Funds within this strategy generally have redemption notice periods of 30 to 65 days.

Portfolio Managers implementing long/short equity strategies attempt to profit from security mispricings in equity markets. Portfolio Managers construct portfolios consisting of long and short positions based on perceived value, which may be determined by a variety of techniques including fundamental, quantitative, and technical analysis. In addition, indices, exchange traded funds (“ETFs”), and derivatives may be used for hedging purposes to limit exposure to various risk factors. The Investment Funds within this strategy generally have redemption notice periods of 30 to 90 days.

Portfolio Managers using a multi-strategy approach seek to diversify risks and reduce volatility associated with reliance on a single strategy that may perform poorly in some market environments. The Investment Funds within this strategy generally have redemption notice periods of 64 to 90 days.

Portfolio Managers using relative value strategies seek to take advantage of pricing discrepancies between instruments including equities, debt, options, and futures. These managers may use mathematical, fundamental or technical analysis to determine market mispricings. Securities may be mispriced relative to the underlying security, related securities, groups of securities or the overall market. The Investment Funds within this strategy generally have redemption notice periods of 10 to 60 days.

GMAM Absolute Return Strategy Fund I

(A Series of GMAM Absolute Return Strategies Fund, LLC)

NOTES TO THE SCHEDULE OF INVESTMENTS

June 30, 2012 (UNAUDITED) (concluded)

Portfolio Managers implementing trading strategies manage macro or trend following funds. Macro hedge funds typically make investments on anticipated price movements of stock markets, interest rates, foreign exchange currencies, and physical commodities. Macro managers employ a “top-down” global approach and may invest in a variety of markets to participate in expected market movements. Trend following funds allocate assets among investments by switching into investments that appear to be beginning an uptrend and switching out of investments that appear to be beginning a downtrend. Typically, technical trend-following indicators are used to determine the direction of a fund and to identify buy and sell signals. The Investment Funds within this strategy generally have redemption notice periods of 8 to 92 days.

Capital Activity - Subsequent Events - On May 1, 2012, Fund I commenced a tender offer (the “Offer”) to repurchase up to $2.2 billion of its interests from Members. As of the expiration date of the Offer, Fund I received, and accepted, tenders from two Members. As of June 30, 2012, Fund I recorded a redemption payable of $1.9 billion which is reflected in the Schedule of Investments in “Other Liabilities in Excess of Assets”, net of redemptions receivable. In August, payment in full was made to each of these Members from cash raised from investment redemptions and held in Fund I as of the payment date.

Investment Valuation - Investment in Time Deposit - Fund I values its investments in short-term securities (time deposit) at cost, which approximates fair value.

Tax Basis - The cost of investments in Investment Funds for federal income tax purposes is adjusted for items of taxable income allocated to Fund I from the Investment Funds. The allocated taxable income has not been provided to Fund I for all of the Investment Funds as of June 30, 2012. As such, the tax basis of investments in Investment Funds is listed below adjusted by using the most recent available taxable income adjustment allocated to Fund I as of September 30, 2011.

	Tax Basis	Book Basis
Cost basis	$3,728,862,570	$3,587,333,742
Accumulated gross unrealized appreciation	707,157,704	791,991,753
Accumulated gross unrealized depreciation	(130,601,855)	(73,907,076)
Accumulated net unrealized appreciation on investments	576,555,849	718,084,677

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GMAM Absolute Return Strategies Fund, LLC

By (Signature and Title)*	/s/ Walter G. Borst
Walter G. Borst, President and Chief Executive Officer (principal executive officer)

Date August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Walter G. Borst
Walter G. Borst, President and Chief Executive Officer (principal executive officer)

Date August 27, 2012

By (Signature and Title)*	/s/ Richard T. Mangino
Richard T. Mangino, Treasurer (principal financial officer)

Date August 27, 2012

*	Print the name and title of each signing officer under his or her signature.